Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events:

17.1 Subsequent to December 31, 2015 and through the date of this report, the Company has purchased $98.4 million in principal amount of the 7.25% Senior Unsecured Notes due in 2019 and $148.0 million of the 6.5% Senior Secured Notes due in 2017, resulting in a total gain of $125.0 million.
17.2 On January 21, 2016, ENI Angola S.p.A terminated the drilling contract for the Ocean Rig Olympia operating offshore Angola. The Company is currently in discussions to settle the amount due to it in an amicable fashion.
17.3 On February 11, 2016, Total E&P Congo sent a notice to terminate the drilling contract for the Ocean Rig Apollo. As per the contract, the Company is entitled to a termination fee that varies from 50% to 95% of the operating rate that will be payable monthly until April 2018.
17.4 On March 7, 2016, the Company commenced arbitration proceedings against Total E&P Angola for the termination of the contract with Ocean Rig Olympia.
17.5 On March 7, 2016, the Company signed a drilling contract for one of its semi-submersible drilling units, the Leiv Eiriksson, with Lundin Norway AS. The drilling contract is for a minimum of 3 wells, for drilling offshore Norway, with an estimated backlog of approximately $23.6 million. The rig is scheduled to commence this contract in the third quarter of 2016.
17.6 On March 30, 2016 the Company signed a management services agreement with TMS Offshore Services Inc. (''TMS”), a company affiliated with the Company's Chairman and CEO George Economou, to provide certain management services related to the Company's drilling units including but not limited to  commercial, financing, legal and insurance services. Under the terms of this agreement, TMS will be compensated with a fixed monthly fee of $835 as well as certain variable fees including 1.00% on monies earned under drilling contracts, 0.75% on sale and purchase or M&A transactions and 0.20% on all financing transactions. Furthermore, the Company will reimburse TMS for all out-of-pocket expenses and travel expenses. There is a one-time set up fee upon execution of the agreement. This agreement is effective January 1, 2016 and will supersede the existing agreements with Cardiff Drilling and Vivid Finance, which will be cancelled at no cost to the Company.